Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Provision for doubtful accounts receivable	¥ 24,807	$ 3,563	¥ 11,222	¥ 11,688
Inventory Valuation Reserves	2,800		149	0	$ 402
Prepaid Expenses and Other Current Assets [Member]
Provision for doubtful accounts receivable	¥ 109,408	$ 15,715	¥ 6,292	¥ 1,299